Share Capital - Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Weighted average number of common shares outstanding (in shares)	90,789,925	88,602,367
Dilutive effects of Stock options (in shares)	1,117,529	2,353,584
Dilutive effects of Share units (in shares)	263,202	7,501
Weighted average number of diluted common shares outstanding (in shares)	92,170,656	90,963,452
Net income attributable to owners of the Company	$ 101,831	$ 201,053
Basic net income per share (in usd per share)	$ 1.12	$ 2.27
Diluted net income per share (in usd per share)	$ 1.10	$ 2.21
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)	1,647,969	390,366